CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2020	May 31, 2020	Jun. 01, 2019
Current assets
Cash	$ 5,299,904	$ 3,600,409	$ 3,529,414
Accounts receivable	1,813,575	177,919	249,433
Current portion of derivative royalty asset	2,416,461
Prepaid expenses and other	783,848	233,368	263,660
Total current assets	10,313,788	4,011,696	4,042,507
Non-current assets
Royalty, stream, and other interests	63,732,457	47,976,215	43,137,849
Derivative royalty asset	4,016,149
Investment in Silverback	1,668,851	1,516,672	1,680,288
Total non-current assets	69,417,457	49,492,887	44,818,137
TOTAL ASSETS	79,731,245	53,504,583	48,860,644
Current liabilities
Trade and other payables	1,772,304	1,417,978	1,234,827
Total current liabilities	1,772,304	1,417,978	1,234,827
Non- current liabilities
Loans payable	3,062,706	3,523,570	2,146,124
Deferred income tax liabilities	511,358	506,291	111,349
Total non-current liabilities	3,574,064	4,029,861	2,257,473
Total liabilities	5,346,368	5,447,839	3,492,300
EQUITY
Share capital	98,130,183	70,693,830	63,685,213
Reserves	11,233,630	6,895,527	5,262,898
Deficit	(34,978,936)	(29,532,613)	(23,579,767)
Total equity	74,384,877	48,056,744	45,368,344
TOTAL LIABILITIES AND EQUITY	$ 79,731,245	$ 53,504,583	$ 48,860,644